Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes
Income Taxes

10. Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, the Cayman Islands do not impose withholding tax on dividend payments.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the first HK$2 million of profits earned by the qualifying group entities incorporated in Hong Kong will be taxed at half the current tax rate (i.e. 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate. The profits of group entities incorporated in Hong Kong not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%. In addition, payments of dividends from Hong Kong subsidiaries to their shareholders are not subject to any Hong Kong withholding tax.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), domestically-owned enterprises and foreign-invested enterprises (“FIEs”) are subject to a uniform tax rate of 25%. Shanghai Nuorong Information Technology Co., Ltd., a subsidiary of the Company, obtained the approval for preferential income tax rate of 15% due to High and New Technology Enterprise in December 2022 and such preferential income tax rate expired in December 2025.

Income before income taxes consists of:

	Year Ended December 31,
	(Amount in Thousands)
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Mainland China	283,045	493,222	262,453	37,530
Hong Kong	743,619	237,512	326,646	46,710
Cayman Islands	6,537	13,409	155,896	22,293
Others	176,046	123,462	111,430	15,933
Total	1,209,247	867,605	856,425	122,466

The income tax expense comprises:

	Year Ended December 31,
	(Amount in Thousands)
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Current Tax	248,353	177,872	271,069	38,762
Deferred Tax	14,007	90,719	26,742	3,824
Total	262,360	268,591	297,811	42,586

The table below provides the updated requirements of ASU No. 2023-09 for 2025. See Note 2 - Summary of Significant Accounting Policies for additional details on the adoption of ASU No. 2023-09.

The effective income tax rate from continuing operation is different from the expected PRC statutory rate for the year ended December 31, 2025 as a result of the following items:

	Year Ended December 31, 2025
	RMB	Percent
Income before provision for income tax	856,425
PRC income tax rate	214,107	25.00%
Foreign Tax Effects
Hong Kong
Statutory tax rate difference between Hong Kong and PRC	(27,659)	(3.23)%
Nontaxable or Nondeductible Items	(10,836)	(1.27)%
Changes in Valuation Allowances	1,659	0.19%
Others	1,873	0.22%
Cayman Islands
Statutory tax rate difference between Cayman and PRC	(38,907)	(4.54)%
Others	(73)	(0.01)%
Other foreign jurisdictions	5,563	0.65%
Nontaxable or nondeductible items	(24,337)	(2.84)%
Changes in valuation allowances	107,943	12.60%
Effect of cross-border tax laws	75,072	8.77%
Effect of others	(6,594)	(0.77)%
Effective tax rate	297,811	34.77%

The aggregate amount and per share effect of the tax holidays (including effect of timing difference reversed in the year with different rate) are as follows:

	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Aggregate	6,807	12,407	1,850	265
Per share effect-basic	0.02	0.04	0.01	0.00
Per share effect-diluted	0.02	0.04	0.01	0.00

The income tax expense comprises:

The Group presents the following amount within its income tax paid disclosure for the year ended December 31, 2025.

Year Ended
December 31, 2025
RMB
PRC	49,255
Hong Kong	57,476
Cayman Islands	39,703
Others	41,030
Total income tax paid	187,464

As previously disclosed for the years ended December 31, 2023 and 2024, prior to the adoption of ASU 2023-09, the effective income tax rate from continuing operation is different from the expected PRC statutory rate as a result of the following items:

	Year Ended December 31,
	2023	2024
PRC income tax rate	25.00%	25.00%
Expenses not deductible for tax purposes	0.33%	1.49%
Effect of tax-free investment income	(2.13)%	(0.78)%
Effect of different tax rate of subsidiary in other jurisdiction	(6.12)%	(1.81)%
Effect of deferred tax assets allowance	2.78%	6.50%
Effect of tax holidays	(0.56)%	(1.43)%
Effect of income from equity in fund of fund	1.03%	(2.60)%
Effect of dividend withholding tax	1.26%	2.92%
Effect of true-ups	0.33%	1.30%
Effect of others	(0.22)%	0.37%
Effective tax rate	21.70%	30.96%

The principal components of the deferred income tax asset and liabilities are as follows:

	As of December 31,
	(Amount in Thousands)
	2024	2025	2025
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses and payroll	55,061	39,407	5,635
Tax loss carry forward	521,234	421,250	60,238
Unrealized other loss	13,132	30,930	4,423
Provision for impairment of investments	44,837	49,768	7,117
Provision for allowance of credit losses	39,099	38,592	5,519
Provision for contingent liability	24,758	—	—
Others	4,479	1,037	148
Gross deferred tax assets	702,600	580,984	83,080
Valuation allowance	(364,750)	(253,018)	(36,181)
Deferred tax assets	337,850	327,966	46,899
Deferred tax liabilities:
Unrealized investment income	67,073	50,455	7,215
Timing difference on revenue recognition	16,895	16,895	2,416
Dividend withholding tax	—	35,000	5,005
Acquired deferred tax liabilities	180,769	178,935	25,587
Deferred tax liabilities	264,737	281,285	40,223

For a particular tax-paying component of the Group and within a particular tax jurisdiction, all deferred tax liabilities and assets are offset and presented as a single amount in the balance sheet. The Company does not offset deferred tax liabilities and assets attributable to different tax-paying components or to different tax jurisdictions. The above table presents the deferred tax assets and liabilities before offset.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more likely than not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. Valuation allowances are established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. The amount of the deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry-forward period are reduced. As of December 31, 2025, operating loss carry forward amounted to RMB2,267,328 for the PRC and Hong Kong income tax purpose. According to the Article 18 of the PRC Tax Law, the enterprise can carry over the losses to the succeeding five tax years, tax loss carried forward that the Group recognized for PRC subsidiaries and VIEs will begin to expire from 2026 to 2030.

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. The movements of valuation allowance of deferred tax assets are as follows:

	For the year ended December 31,
	(Amount in Thousands)
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	333,467	319,780	364,750
Provided	41,912	58,979	96,610
Addition due to acquisition	5,615	—	—
Write off	(52,995)	(11,425)	(1,853)
Reversal	(8,219)	(2,584)	(206,489)
Balance at ending of the year	319,780	364,750	253,018

In accordance with the EIT Law, dividends, which arise from profits of FIEs earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC companies unless the Group has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The accumulated undistributed earnings of the Group’s PRC subsidiaries were RMB5.1 billion and RMB4.4 billion as of December 31, 2024 and 2025, respectively. The Considering the Company’s annual dividend plan, the board of Noah Group has approved to distribute cash dividends of RMB350.0 million to the Company, and the Group recorded a deferred tax liability of RMB35.0 million as of December 31,2025 accordingly. The remaining undistributed earnings of the Group’s PRC subsidiaries would be indefinitely reinvested.

Aggregate undistributed earnings of the Group’s VIE companies located in the PRC that are available for distribution to the Group were approximately RMB3.3 billion and RMB3.0 billion as of December 31, 2024 and 2025, respectively. A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amount in domestic subsidiaries. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because it believes such excess earnings can be distributed in a manner that would not be subject to income tax.

The Group did not record any uncertain tax positions during the years ended December 31, 2023, 2024 and 2025. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.